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                                                                     RULE 497(c)
                                                              REG. NO. 333-36796


                                AMBASSADOR FUNDS

                               Money Market Fund
                           Short-Term Government Fund

                         Supplement dated June 6, 2001
                     to the Prospectus dated August 1, 2000

Effective June 6, 2000, the Ambassador Short-Term Government Fund has been closed to new investors. Ambassador Funds will no longer accept orders to purchase shares of beneficial interest in the Ambassador Short-Term Government Fund.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE